Segment Reporting (Details Narrative) - Segment	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Number of operating segments	2	2	2	2
Number of reportable segments	2	2